Capital disclosures and net debt - Disclosure of the net debt ratio (Details) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Mar. 13, 2020 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 67,724	$ 65,132		$ 10,000
Less: fair value asset (liability) of hedges related to finance debta		(190)	(813)
Debt, net of hedging instruments		67,914	65,945
Less: cash and cash equivalents		22,472	22,468	[1]			$ 25,575	$ 25,586	$ 23,484
Net debt		45,442	43,477
Equity	[2]	$ 100,708	$ 101,548	[1]		$ 101,218	$ 100,224	$ 100,404	$ 96,843
Gearing		0.311	0.300
Debt Hedges
Disclosure of detailed information about hedges [line items]
Gain (loss) on change in fair value of borrowings		$ 60	$ 193
Debt Hedges | Derivatives
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		601	827
Net cash flow outflow on finance debt		$ (286)	$ 0

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.
[2]	See Note 32 for further information.